Components of Deferred Tax Assets and Liabilities (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Deferred tax assets, current:
Tax loss carry forwards		21,269,000	10,668,000
Deductible temporary differences related to:
rental expenses		3,009,000	1,091,000
pre-operating expenses		8,886,000	5,780,000
deferred revenue, current		42,670,000	14,376,000
accruals for customer reward program		915,000	4,351,000
others		12,154,000	6,682,000
Valuation allowance		(13,457,000)	(335,000)
Deferred tax assets	11,987,000	75,446,000	42,613,000
Deferred tax assets, non-current:
Tax loss carry forwards		101,649,000	32,905,000
Deductible temporary differences related to:
rental expenses		185,448,000	66,246,000
pre-operating expenses		16,100,000	11,560,000
deferred revenue, non current		15,331,000	12,178,000
unfavorable lease related to acquisitions		98,188,000	2,180,000
Impairment loss of property and equipment		39,499,000	1,369,000
others		1,190,000	442,000
Valuation allowance		(257,640,000)	(27,962,000)
Non-current deferred tax assets	31,739,000	199,765,000	98,918,000
Total deferred tax assets		275,211,000	141,531,000
Deferred tax liabilities, current:
Withholding tax for profit distribution of previous periods (refer to Income Tax - PRC)		38,313,000	0
Deferred tax liabilities, non-current:
Recognition of intangible assets related to the acquisition of Motel 168		282,638,000	0
Other taxable temporary differences		12,090,000	11,552,000
Deferred tax liabilities	46,828,000	294,728,000	11,552,000
Total deferred tax liabilities		333,041,000	11,552,000